General Information, Structure and Organization of the Business of the Group - Summary of Main Companies of the Group (Detail)	12 Months Ended
Dec. 31, 2024
Upstream [member] | Eleran [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	Eleran
Country of subsidiary	Spain
Main business of subsidiary	Hydrocarbon exploration through the subsidiary YPF E&P Bolivia S.A.
Percentage of ownership of capital stock in subsidiary	100.00%	[1]
Downstream [member] | OPESSA [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	OPESSA
Country of subsidiary	Argentina
Main business of subsidiary	Gas stations
Percentage of ownership of capital stock in subsidiary	100.00%	[1]
Downstream [member] | YPF Chile [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	YPF Chile
Country of subsidiary	Chile
Main business of subsidiary	Commercialization of natural gas
Percentage of ownership of capital stock in subsidiary	100.00%	[1]
Downstream [member] | YPF Brasil [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	YPF Brasil	[2]
Country of subsidiary	Brazil
Main business of subsidiary	Commercialization of lubricants and derivatives
Percentage of ownership of capital stock in subsidiary	100.00%	[1]
Downstream [member] | Profertil [member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture	Profertil
Country of joint venture	Argentina
Main business of joint venture	Production and commercialization of fertilizers
Percentage of ownership of capital stock in joint venture	50.00%	[1]
Downstream [member] | Refinor [member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture	Refinor
Country of joint venture	Argentina
Main business of joint venture	Industrialization and commercialization of hydrocarbons
Percentage of ownership of capital stock in joint venture	50.00%	[1]
Downstream [member] | OLCLP [member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture	OLCLP
Country of joint venture	Argentina
Main business of joint venture	Hydrocarbon transportation
Percentage of ownership of capital stock in joint venture	85.00%	[1]
Downstream [member] | OTA [member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture	OTA
Country of joint venture	Argentina
Main business of joint venture	Hydrocarbon transportation
Percentage of ownership of capital stock in joint venture	36.00%	[1]
Downstream [member] | OTC [member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture	OTC
Country of joint venture	Chile
Main business of joint venture	Hydrocarbon transportation
Percentage of ownership of capital stock in joint venture	36.00%	[1]
Downstream [member] | Oldelval [member]
Summary of Main Companies of the Group [Line Items]
Name of associate	Oldelval
Country of associate	Argentina
Main business of associate	Hydrocarbon transportation
Percentage of ownership of capital stock in associate	37.00%	[1]
Downstream [member] | Oiltanking [member]
Summary of Main Companies of the Group [Line Items]
Name of associate	Oiltanking
Country of associate	Argentina
Main business of associate	Hydrocarbon transportation
Percentage of ownership of capital stock in associate	30.00%	[1]
Downstream [member] | VMOS [member]
Summary of Main Companies of the Group [Line Items]
Name of associate	VMOS	[3]
Country of associate	Argentina
Main business of associate	Hydrocarbon transportation
Percentage of ownership of capital stock in associate	33.80%	[1]
Downstream [member] | Termap [member]
Summary of Main Companies of the Group [Line Items]
Name of associate	Termap
Country of associate	Argentina
Main business of associate	Hydrocarbon transportation
Percentage of ownership of capital stock in associate	33.15%	[1]
Gas and Power [member] | Metrogas [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	Metrogas	[4]
Country of subsidiary	Argentina
Main business of subsidiary	Distribution of natural gas
Percentage of ownership of capital stock in subsidiary	70.00%	[1]
Gas and Power [member] | Metroenergía [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	Metroenergía
Country of subsidiary	Argentina
Main business of subsidiary	Commercialization of natural gas
Percentage of ownership of capital stock in subsidiary	71.50%	[1]
Gas and Power [member] | Argentina LNG [Member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	Argentina LNG
Country of subsidiary	Argentina
Main business of subsidiary	Industrialization and commercialization of LNG
Percentage of ownership of capital stock in subsidiary	100.00%	[1]
Gas and Power [member] | Sur Inversiones Energéticas [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	Sur Inversiones Energéticas
Country of subsidiary	Argentina
Main business of subsidiary	Industrialization and commercialization of LNG
Percentage of ownership of capital stock in subsidiary	100.00%	[1]
Gas and Power [member] | MEGA [Member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture	MEGA
Country of joint venture	Argentina
Main business of joint venture	Separation of natural gas liquids and their fractionation
Percentage of ownership of capital stock in joint venture	38.00%	[1]
Gas and Power [member] | YPF EE [member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture	YPF EE
Country of joint venture	Argentina
Main business of joint venture	Generation of electric power
Percentage of ownership of capital stock in joint venture	75.00%	[1]
Gas and Power [member] | CT Barragán [member]
Summary of Main Companies of the Group [Line Items]
Name of joint venture	CT Barragán
Country of joint venture	Argentina
Main business of joint venture	Generation of electric power
Percentage of ownership of capital stock in joint venture	50.00%	[1]
Gas and Power [member] | CDS [member]
Summary of Main Companies of the Group [Line Items]
Name of associate	CDS
Country of associate	Argentina
Main business of associate	Generation of electric power
Percentage of ownership of capital stock in associate	10.25%	[1]
Gas and Power [member] | YPF Gas [member]
Summary of Main Companies of the Group [Line Items]
Name of associate	YPF Gas
Country of associate	Argentina
Main business of associate	Commercialization of natural gas
Percentage of ownership of capital stock in associate	33.99%	[1]
Central Administration and Others [member] | AESA [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	AESA
Country of subsidiary	Argentina
Main business of subsidiary	Engineering and construction services
Percentage of ownership of capital stock in subsidiary	100.00%	[1]
Central Administration and Others [member] | Y-TEC [member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	Y-TEC
Country of subsidiary	Argentina
Main business of subsidiary	Research and development of technology
Percentage of ownership of capital stock in subsidiary	51.00%	[1]
Central Administration and Others [member] | YPF Ventures [Member]
Summary of Main Companies of the Group [Line Items]
Name of subsidiary	YPF Ventures
Country of subsidiary	Argentina
Main business of subsidiary	Corporate investments
Percentage of ownership of capital stock in subsidiary	100.00%	[1]

[1]	Held directly and indirectly.
[2]	See Note 3 “Sale of equity participation in YPF Brasil” section.
[3]	On December 13, 2024, YPF, together with Pan American Sur S.A., Vista Energy S.A.U. and Pampa Energía S.A. signed a shareholders’ agreement to form a new company, VMOS. The main purpose of VMOS is the construction of the “Vaca Muerta Sur Project”, an oil transportation infrastructure project. VMOS has granted stock options to Pluspetrol S.A., Chevron Argentina S.R.L. and Shell Compañía Argentina de Petróleo S.A. As of the date of issuance of these consolidated financial statements, Pluspetrol S.A. has exercised such option becoming a shareholder of VMOS.
[4]	See Note 36.c.3) “Note from ENARGAS related to YPF’s interest in Metrogas” section.